SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES (BENEFITS) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ 2	$ 18	$ 733	$ 317
Overprovision in prior years	(20)	(149)
Deferred tax	(126)	(982)	(1,791)	15
Total	$ (144)	$ (1,113)	$ (1,058)	$ 332